CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - ARS ($) $ in Millions		Equity attributable to Controlling Company	Outstanding shares, Capital nominal value [1]	Inflation adjustment	Inflation adjustment	Legal	Special reserve for IFRS implementation	Voluntary reserve for capital investments	Facultative [2]	Voluntary reserve for future dividends payments	Other comprehensive results	Retained earnings	Equity attributable to non-controlling interest	Total
Balances as of at Dec. 31, 2019		$ 1,221,176	$ 2,154	$ 273,964	$ 784,165	$ 15,587	$ 6,007	$ 20,323	$ 151,946	$ 6,255	$ (14,456)	$ (24,769)	$ 19,092	$ 1,240,268
Absorption of negative Retained earnings								(7,171)	(17,463)			24,634
Reserves reallocation					(40,431)			$ (13,152)	40,431	13,152
Dividends to non-controlling shareholders	[3]												(1,083)	(1,083)
Exercise Irrevocable Call and Put Option on the shares of AVC Continente Audiovisual valuation adjustment		101									101			101
Resolutions of the General Extraordinary Shareholders' Meeting held on
- Dividends	[4]	(75,597)							(56,190)	$ (19,407)				(75,597)
Comprehensive income:
Net income (loss) for the year		(16,803)										(16,803)	1,796	(15,007)
Other comprehensive loss		(4,367)									(4,367)		(990)	(5,357)
Total Comprehensive income (loss)		(21,170)									(4,367)	(16,803)	806	(20,364)
Balances as of at Dec. 31, 2020		1,124,510	2,154	273,964	743,734	15,587	6,007		118,724		(18,722)	(16,938)	18,815	1,143,325
Absorption of negative Retained earnings									(16,803)			16,803
Reserves reallocation					(34,455)				34,455
Dividends to non-controlling shareholders	[3]												(1,625)	(1,625)
Exercise Irrevocable Call and Put Option on the shares of AVC Continente Audiovisual valuation adjustment		131									131		(48)	83
Resolutions of the General Extraordinary Shareholders' Meeting held on
- Dividends	[4]	(77,956)							(77,956)					(77,956)
Comprehensive income:
Net income (loss) for the year		16,878										16,878	2,484	19,362
Other comprehensive loss		(9,146)									(9,146)		(2,929)	(12,075)
Total Comprehensive income (loss)		7,732									(9,146)	16,878	(445)	7,287
Balances as of at Dec. 31, 2021		1,054,417	2,154	273,964	709,279	15,587	6,007		58,420		(27,737)	16,743	16,697	1,071,114
Reserves reallocation	[1]				(29,779)				29,779
- Reserves constitution	[1]					796			16,082			(16,878)
Dividends to non-controlling shareholders	[3]										(135)	135	(1,271)	(1,271)
Resolutions of the General Extraordinary Shareholders' Meeting held on
- Dividends	[4]	(45,258)							(45,258)					(45,258)
Comprehensive income:
Net income (loss) for the year		(207,833)										(207,833)	2,193	(205,640)
Other comprehensive loss		(4,985)									(4,985)		(1,408)	(6,393)
Total Comprehensive income (loss)		(212,818)									(4,985)	(207,833)	785	(212,033)
Balances as of at Dec. 31, 2022		$ 796,341	$ 2,154	$ 273,964	$ 679,500	$ 16,383	$ 6,007		$ 59,023		$ (32,857)	$ (207,833)	$ 16,211	$ 812,552

[1]	See Note 21
[2]	Corresponds to the Facultative Reserve to maintain the capital investments level and the current level of solvency.
[3]	Corresponds to non-controlling shareholders of Núcleo.
[4]	See Note 4.b)